Impairment losses and goodwill - Goodwill - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ 27,174	€ 26,911	€ 26,979	€ 26,932
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	32,949	32,687	32,689	32,606
Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(5,775)	(5,776)	(5,710)	€ (5,535)
France, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	14,364	14,364	14,364
France, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	14,377
France, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(13)
Spain, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,840	6,818	6,818
Spain, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,954
Spain, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(114)
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,581	2,589	2,576
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,569
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(3,989)
Poland, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	111	116	110
Poland, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,799
Poland, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(2,688)
Orange Belgium [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	298	298	293
Orange Belgium [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,011
Orange Belgium [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(713)
Orange Romania [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,236	1,236	1,236
Orange Romania [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,806
Orange Romania [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(570)
Orange Slovakia [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806	806	806
Orange Slovakia [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806
Orange Moldova [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	79	83	63
Orange Moldova [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	79
Orange Luxembourg [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	50	50	68
Orange Luxembourg [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	68
Orange Luxembourg [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(18)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,542	1,629	1,709
Africa and Middle-East, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,551
Africa and Middle-East, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(1,009)
Orange Egypt for Telecommunications and subsidiaries [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	542
Orange Egypt for Telecommunications and subsidiaries [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(542)
Orange Burkina Faso [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428	448	439
Orange Burkina Faso [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428
Orange Cote d'Ivoire [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	375	375	375
Orange Cote d'Ivoire [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	417
Orange Cote d'Ivoire [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(42)
Jordan Telecom and subsidiaries [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	163	210	239
Jordan Telecom and subsidiaries [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	274
Jordan Telecom and subsidiaries [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(111)
Medi Telecom [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	251	246	258
Medi Telecom [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	251
Orange Sierra Leone [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	152	181	220
Orange Sierra Leone [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	152
Orange RDC [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	195
Orange RDC [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(195)
Orange Cameroon [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	44	44	44
Orange Cameroon [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	134
Orange Cameroon [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(90)
Other African and Middle-East countries [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	129	125	134
Other African and Middle-East countries [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	158
Other African and Middle-East countries [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(29)
Enterprise, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,830	1,493	1,497
Enterprise, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,480
Enterprise, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(650)
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	17	€ 18	€ 15
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ 18